UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8092

Salomon Brothers Worldwide Income Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
c/o Citigroup Asset Management
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-725-6666

Date of fiscal year end: October 31
Date of reporting period: July 31, 2005

     SALOMON BROTHERS
WORLDWIDE INCOME FUND INC.

FORM N-Q
JULY 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited)	July 31, 2005

FACE
AMOUNT†		SECURITY(a)	VALUE

CORPORATE BONDS & NOTES — 8.9%
Oil & Gas — 8.9%
9,800,000		Gaz Capital SA, 8.625% due 4/28/34 (b)	$12,106,920
		Pemex Project Funding Master Trust:
8,000,000		9.125% due 10/13/10 (b)	9,356,000
250,000		8.000% due 11/15/11	282,625
650,000		7.375% due 12/15/14 (c)	719,875
1,100,000		9.500% due 9/15/27 (b)	1,435,500
625,000		Petronas Capital Ltd., 7.875% due 5/22/22	789,614

		TOTAL CORPORATE BONDS & NOTES
		(Cost — $23,428,936)	24,690,534

SOVEREIGN BONDS — 85.5%
Argentina — 3.6%
		Republic of Argentina:
14,071,755	ARS	5.830% due 12/31/33	5,756,837
4,600,000		Discount Bonds, 3.010% due 8/3/12 (d)	4,163,000

		Total Argentina	9,919,837

Brazil — 21.9%
		Federative Republic of Brazil:
4,130,000		10.125% due 5/15/27	4,708,200
3,795,000		12.250% due 3/6/30	4,961,962
2,480,000		11.000% due 8/17/40 (c)	2,915,240
25,632,682		Bearer, DCB, Series L, 4.313% due 4/15/12 (d)	24,823,651
13,088,076		C Bonds, 8.000% due 4/15/14 (c)	13,280,144
		Collective Action Securities:
725,000		10.500% due 7/14/14 (c)	842,994
2,350,000		8.000% due 1/15/18	2,394,650
1,008,828		DCB, Series L, Registered, 4.313% due 4/15/12 (d)	978,248
2,769,231		FLIRB, Series L, Registered, 4.250% due 4/15/09 (d)	2,717,308
266		MYDFA, 4.125% due 9/15/07 (b)(d)	261
2,906,079		NMB, Series L, 4.313% due 4/15/09 (d)	2,884,283

		Total Brazil	60,506,941

Bulgaria — 1.0%
2,150,000		Republic of Bulgaria, 8.250% due 1/15/15 (b)	2,666,000

Chile — 1.6%
4,150,000		Republic of Chile, 5.500% due 1/15/13	4,340,088

Colombia — 4.6%
		Republic of Colombia:
2,450,000		8.625% due 4/1/08 (c)	2,670,500
1,050,000		9.750% due 4/23/09	1,194,113
800,000		10.000% due 1/23/12	920,000
1,825,000		10.750% due 1/15/13	2,167,188
1,000,000		8.700% due 2/15/16	1,057,500
1,175,000		8.125% due 5/21/24 (c)	1,169,125
2,625,000		Medium-Term Notes, 11.750% due 2/25/20	3,419,062

		Total Colombia	12,597,488

Ecuador — 1.0%
		Republic of Ecuador:
455,000		12.000% due 11/15/12 (b)(c)	448,175
2,650,000		step bond to yield 8.000% due 8/15/30 (b)	2,292,250

		Total Ecuador	2,740,425

See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT†	SECURITY(a)	VALUE

El Salvador — 0.8%
	Republic of El Salvador:
950,000	7.750% due 1/24/23 (b)	$1,071,125
1,125,000	8.250% due 4/10/32 (b)	1,220,625

	Total El Salvador	2,291,750

Malaysia — 1.5%
3,675,000	Federation of Malaysia, 7.500% due 7/15/11	4,202,401

Mexico — 16.1%
	United Mexican States:
2,725,000	11.375% due 9/15/16 (c)	3,998,938
9,750,000	8.125% due 12/30/19 (c)	11,787,750
	Medium-Term Notes:
7,450,000	8.300% due 8/15/31	9,219,375
	Series A:
17,455,000	6.625% due 3/3/15	18,895,037
600,000	8.000% due 9/24/22	723,900

	Total Mexico	44,625,000

Panama — 3.4%
	Republic of Panama:
1,090,000	9.625% due 2/8/11	1,308,000
1,075,000	7.250% due 3/15/15	1,169,600
3,525,000	10.750% due 5/15/20	4,802,813
1,475,000	9.375% due 4/1/29	1,851,125
200,000	BCA, 9.375% due 7/23/12	244,000

	Total Panama	9,375,538

Peru — 4.1%
	Republic of Peru:
3,075,000	9.875% due 2/6/15	3,828,375
2,970,000	FLIRB, 5.000% due 3/7/17 (d)	2,836,350
4,760,000	PDI, 5.000% due 3/7/17 (d)	4,620,175

	Total Peru	11,284,900

Philippines — 4.4%
	Republic of the Philippines:
250,000	9.000% due 2/15/13	262,650
3,675,000	8.250% due 1/15/14	3,711,750
1,125,000	9.375% due 1/18/17	1,203,750
1,068,000	9.500% due 10/21/24	1,145,430
2,300,000	10.625% due 3/16/25	2,552,195
2,505,600	DCB, 4.375% due 12/1/09 (d)	2,405,376
999,968	FLIRB, Series B, 4.375% due 6/1/08 (d)	927,470

	Total Philippines	12,208,621

Russia — 9.2%
2,200,000	Aries Vermogensverwaltungs GmbH, Russian Federation Credit-Linked
	Notes, Series C, 9.600% due 10/25/14 (b)(c)	2,835,800
	Russian Federation:
7,615,000	11.000% due 7/24/18 (b)	11,308,275
50,000	12.750% due 6/24/28 (b)	90,187
10,040,000	Step bond to yield 5.000% due 3/31/30 (b)	11,144,400

	Total Russia	25,378,662

See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE
AMOUNT†	SECURITY(a)	VALUE

South Africa — 1.6%
4,125,000	Republic of South Africa, 6.500% due 6/2/14	$4,485,938

Turkey — 4.7%
	Republic of Turkey:
5,090,000	12.375% due 6/15/09	6,286,150
900,000	11.750% due 6/15/10	1,117,125
3,250,000	11.500% due 1/23/12	4,147,812
1,325,000	Collective Action Securities, 9.500% due 1/15/14	1,563,500

	Total Turkey	13,114,587

Ukraine — 1.5%
	Republic of Ukraine:
774,701	11.000% due 3/15/07 (b)	815,373
2,930,000	7.650% due 6/11/13 (b)(c)	3,226,663

	Total Ukraine	4,042,036

Uruguay — 0.9%
	Republic of Uruguay, Benchmark Bonds:
500,000	7.500% due 3/15/15 (c)	495,000
2,008,938	7.875% due 1/15/33 (e)	1,868,312

	Total Uruguay	2,363,312

Venezuela — 3.6%
	Bolivarian Republic of Venezuela:
3,225,000	5.375% due 8/7/10	3,029,081
938,000	8.500% due 10/8/14	973,175
	Collective Action Securities:
2,200,000	4.640% due 4/20/11 (d)	2,046,000
3,075,000	10.750% due 9/19/13	3,574,688
475,000	Par Bonds, Series A, 6.750% due 3/31/20	477,375

	Total Venezuela	10,100,319

	TOTAL SOVEREIGN BONDS
	(Cost — $214,738,748)	236,243,843

LOAN PARTICIPATION (d)(f) — 0.2%
Morocco — 0.2%
616,162	Kingdom of Morocco, Tranche A, 3.813% due 1/2/09 (CS First Boston Inc.)
	(Cost — $588,365)	611,541

WARRANT

WARRANT — 0.2%
23,180	Bolivarian Republic of Venezuela, Oil-linked payment obligations, expires 4/15/20*
	(Cost — $0)	556,320

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost — $238,756,049)	262,102,238

FACE
AMOUNT

SHORT-TERM INVESTMENTS — 5.2%
Repurchase Agreement — 1.7%
$4,611,000	Interest in $576,470,000 joint tri-party repurchase agreement dated 7/29/05
	with Morgan Stanley, 3.300% due 8/1/05, 3.300% due 8/1/05, Proceeds at
	maturity — $4,612,268; (Fully collateralized by various U.S. government
	agency obligations 0.000% to 6.250% due 6/28/07 to 7/7/25; Market value
	— $4,704,561) (Cost — $4,611,000)	4,611,000

See Notes to Schedule of Investments.

SALOMON BROTHERS WORLDWIDE INCOME FUND INC.

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE

Securities Purchased from Securities Lending Collateral — 3.5%
$9,663,291	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $9,663,291)	$9,663,291

	TOTAL SHORT-TERM INVESTMENTS
	(Cost — $14,274,291)	14,274,291

	TOTAL INVESTMENTS — 100.0% (Cost — $253,030,340#)	$276,376,529

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise indicated.

(a)	All securities (except those on loan) are segregated as collateral pursuant to loan agreement, futures contracts, reverse repurchase agreements, swap agreements and/or extended settlements.

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors unless otherwise noted.

(c)	All or a portion of security is on loan.

(d)	Variable rate security. Coupon rates disclosed is that which is in effect at July 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

(e)	Payment-in-kind security for which part of the income earned may be paid as additional principle.

(f)	Participation interest was acquired through the financial institutions indicated parenthetically.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS — Argentine Peso
C Bonds — Capitalization Bond
DCB — Debt Conversion Bond
FLIRB — Front-Loaded Interest Reduction Bonds
MYDFA — Multi-Year Depository Facility Agreement
NMB — New Money Bond
PDI — Past Due Interest

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.   Organization and Significant Accounting Policies

The Salomon Brothers Worldwide Income Fund Inc. (the “Fund”) was incorporated in Maryland on October 21, 1993 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield non-U.S. and U.S. corporate debt securities. As a secondary objective, the Fund seeks capital appreciation.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a)   Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked price as of the close of business of that market. However, when the spread between the bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b)   Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c)   Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a specified date and price. Whenever the Fund enters into a reverse repurchase agreement, the Fund’s custodian delivers liquid assets to the counterparty in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest). The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings which may create leverage risk by the Fund.

(d)   Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e)   Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at

Notes to Schedule of Investments (unaudited) (continued)

least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(f)   Credit Default Swaps. The Fund enters into credit default swap contracts (“swaps”) for investment purposes, to manage its credit risk or to add leverage. As a seller in a credit default swap contract, the Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gain.

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized loss.

Swaps are marked-to-market daily based upon quotations from market makers. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into Credit Default Swaps involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates.

(g)   Loan Participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund will assume the credit risk of both the borrower and the lender that is selling the participation and any other persons interpositioned between the Fund and borrow. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(h)   Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risk. The Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Notes to Schedule of Investments (unaudited) (continued)

(i)   Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(j)   Security Transactions. Security transactions are accounted for on a trade date basis.

2.   Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$23,554,621
Gross unrealized depreciation	(208,432)

Net unrealized appreciation	$23,346,189

Transactions in reverse repurchase agreements for the Fund during the period ended July 31, 2005:

FACE
AMOUNT	SECURITY	VALUE

$ 11,315,000	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 7/5/05 bearing 3.350% to be repurchased at $11,699,317 on 7/5/06, collateralized by: $10,000,000 Russian Federation, 5.000% due 3/31/30; Market value (including accrued interest) — $11,268,478	$11,315,000
8,840,786	Reverse Repurchase Agreement with JPMorgan Chase & Co., dated 7/8/05 bearing 3.35% to be repurchased at $9,141,066 on 7/8/06, collateralized by: $7,000,000 United Mexican States, Medium-Term Notes, 8.300% due 8/15/31; Market value (including accrued interest) — $8,930,718	8,840,786

	Total Reverse Repurchase Agreements
	(Cost — $20,155,786)	$20,155,786

At July 31, 2005, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain

Contracts to Sell:
U.S. Treasury Notes 10 Year	150	09/05	$17,011,332	$16,647,656	$363,676

At July 31, 2005, the Fund held the following credit default swap contracts:

Swap Counterparty:			Morgan Stanley & Co. International Ltd.
Effective Date:			3/16/05
Reference Entity:			Federative Republic of Brazil, 12.250%
due 3/6/30
Notional Amount:			$13,000,000, Fixed Rate 3.600%
Termination Date:			3/20/10
Unrealized Appreciation:			$254,667

Swap Counterparty:			Morgan Stanley & Co. International Ltd.
Effective Date:			4/16/05
Reference Entity:			General Motors Acceptance Corp.,
6.875% due 8/28/12
Notional Amount:			$5,000,000, Fixed Rate 6.300%
Termination Date:			6/20/10
Unrealized Appreciation:			$558,197

At July 31, 2005, the Fund loaned securities having a market value of $9,410,782. The Fund received cash collateral amounting to $9,663,291 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

Notes to Schedule of Investments (unaudited) (continued)

At July 31, 2005, the Fund held one loan participation with a total cost of $588,365 and a total market value of $611,541.

3.   Loan

At July 31, 2005, the Fund had a $35,000,000 loan available pursuant to a revolving credit and security agreement, of which the Fund had $35,000,000 outstanding with CXC, LLC (the “Lender”), an affiliate of Citigroup, a commercial paper conduit issuer for which Citicorp North America, Inc., an affiliate of the Adviser, acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Worldwide Income Fund Inc.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer

Date: September 28, 2005

By	/s/ Frances M. Guggino

Frances M. Guggino
Chief Financial Officer

Date: September 28, 2005